UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
General and administrative expense		$ 432,438	$ 354,876
Administrative expense-related party		30,000	30,000
Loss from operations		(462,438)	(384,876)
Other income:
Gain from change in fair value of warrant liability		233,240	987,262
Interest earned on marketable securities held in trust account		50,777	1,973
Unrealized gain on marketable securities held in trust account		82,529
Loss from change in fair value of PIPE derivative liability		(216,168)
Total other income		150,378	989,235
(Loss) Income before income taxes		(312,060)	604,359
Income tax expense		0
Net (Loss) Income		$ (312,060)	$ 604,359
Ordinary shares subject to redemption
Other income:
Weighted average ordinary shares outstanding, basic		873,285	8,000,000
Weighted average ordinary shares outstanding, diluted		873,285	8,000,000
Basic net income (loss) per ordinary share		$ 0.10	$ 0.06
Diluted net income (loss) per ordinary share		$ 0.10	$ 0.06
Non-redeemable ordinary share
Other income:
Weighted average ordinary shares outstanding, basic	[1]	2,000,000	2,000,000
Weighted average ordinary shares outstanding, diluted	[1]	2,000,000	2,000,000
Basic net income (loss) per ordinary share		$ (0.20)	$ 0.06
Diluted net income (loss) per ordinary share		$ (0.20)	$ 0.06

[1]	875,000 ordinary shares were surrendered to the Company for cancellation for no consideration, resulting in 2,000,000 ordinary shares outstanding. All share amounts and related information have been retroactively restated to reflect the share surrender (see Note 7).